ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 31,808	$ 27,287
Less: Accumulated amortization	(14,529)	(15,069)
Impairment loss recognized	(820)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	16,459	12,218
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	8,654	9,647
Less: Accumulated amortization	(6,961)	(7,054)
Impairment loss recognized	(168)
Technology licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	23,154	17,640
Less: Accumulated amortization	(7,568)	(8,015)
Impairment loss recognized	$ (652)